Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:    484-583-8711

Email:    Sam.Goldstein@lfg.com

VIA EDGAR

February 3, 2020

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	202
	Fund:	LVIP 2060 Fund (“New Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 202 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to establish the New Fund as a series of the Trust. The Registrant will file an amended 485A filing in March in order to include information related to the subadviser of the New Fund.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Vice President and Assistant General Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel